18. Provisions	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
Provisions
	2017					2016
Item	At beginning	Increases	Recovery	Transfers	At end	At end
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Provisions

Non-current
Provision for plant dismantling	125,201	5,831	-	(131,032) (1)	-	125,201

Current
Provision for lawsuits and claims	341,485	71,989	-	-	413,474	341,485
12-31-2017	466,686	77,820	-	(131,032)	413,474
12-31-2016	376,161	137,403	46,878	-		466,686

(1)	Transferred to Liabilities associated with the assets held for sale (note 21).